Supplement to the
Materials Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AMF-SUM-16-01 1.9880375.100	December 1, 2016

Supplement to the
Materials Portfolio
Class I
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AMFI-SUM-16-01 1.9880376.100	December 1, 2016

Supplement to the
Materials Portfolio
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

IND-SUM-16-01 1.9880373.100	December 1, 2016